RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities.

During the year ended December 31, 2022, 2023 and 2024, other than disclosed elsewhere, the Group had the following material related party transactions.

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group which management or operating policies significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. and its subsidiaries (“Yuanjing Mingde”)	A group which management or operating policies significantly influenced by a director and/or a principal shareholder of the Company
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shengdu Home Renovation Co., Ltd. (“Shengdu”)	An affiliate company of the Group
Shanghai Xinhewan Industrial Development Co., Ltd. (“Xinhewan”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Tencent Holdings Limited, its subsidiaries and its controlled affiliated entities (“Tencent”)	Principal owner of the Group
Suofeiya Shengdu Home (Zhejiang) Co., Ltd. (“Suofeiya Shengdu”)	An affiliate company of the Group

Shengdu was considered as a related party of the Group from December 10, 2021. On April 20, 2022, the Group completed the acquisition of Shengdu and Shengdu became a consolidated subsidiary of the Group. Transactions between the Group and Shengdu from the period of January 1, 2022 to April 19, 2022 are disclosed as related party transactions. Suofeiya Shengdu was previously a related party of Shengdu, and considered as a related party of the Group from April 20, 2022 upon completion of the acquisition. Transactions between the Group and Suofeiya Shengdu from the period of April 20, 2022 to December 31, 2024 are disclosed as related party transactions.

Yuanjing Mingde was a group which management or operating policies significantly influenced by a director and/or a principal shareholder of the Company. Such director ceased to be a director of Yuanjing Mingde from July 18, 2024 and the principal shareholder of the Company ceased to be a shareholder of Yuanjing Mingde from November 25, 2024. Transactions between the Group and Yuanjing Mingde before November 25, 2024 are disclosed as related party transactions.

Xinhewan was an affiliate company of the Group. On January 9, 2023, the Group terminated the investment in Xinhewan and Xinhewan was no longer a related party thereafter.

24. RELATED PARTY TRANSACTIONS (CONTINUED)

(i)The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Commission support services provided to brokerage firms	441,471	606,062	473,539
Platform services provided to IFM	65,258	91,825	98,180
Online marketing services provided to Ziroom	90,262	74,961	55,386
Agency services provided to Ziroom	34,197	51,118	16,185
Platform and franchise services provided to brokerage firms	13,011	27,184	24,325
Agency services provided to Yuanjing Mingde	5,183	6,901	2,192
Technical services provided to Tencent	745	—	—
Agency services and other services provided to Shengdu	8,700	—	—
Others	5,376	7,596	7,360
Total	664,203	865,647	677,167

Commission support services refer to transaction facilitation services provided to brokerage firms.

Platform services refer to the fees the Group charged for using the Group’s ACN and SaaS system. Franchise services refer to the fees the Group charges for using the Group’s Deyou brand.

Online marketing services mainly refer to the technical support, marketing and promotion services provided to the above related parties to promote their own services and products.

Agency services refer to services to facilitate home sales or leases. Marketing services commission was recognised upon the completion of contracts between referred customers and the related parties stated above.

Others refers to lease rental income from related parties, which have been disclosed below.

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Purchase services and goods from related parties
Referral services from brokerage firms	673,972	853,139	602,845
Online marketing and technical services from Tencent	159,564	122,452	186,970
Purchase of home furnishing from Suofeiya Shengdu	1,595	144,119	111,541
Rental and property management services from Yuanjing Mingde	27,379	21,882	13,949
Referral services from IFM	5,590	6,339	5,618
Services from Ziroom	8,131	10,661	4,774
Others	1,122	35,917	3,464
Total	877,353	1,194,509	929,161

Referral services provided by related parties mainly refer to customer referrals from related parties.

Online marketing services mainly refer to the cloud, marketing and promotion services provided by Tencent.

Services from Ziroom including referral, cleaning, maintenance, sales and marketing services provided by Ziroom.

Rental services mainly include the office rental from Yuanjing Mingde, which was charged based on fair market price.

24. RELATED PARTY TRANSACTIONS (CONTINUED)

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Other income, net
Interest income from loans provided to Xinhewan	4,301	—	—
Interest income and debt settlement expense related to loans provided to IFM	(753)	5,076	3,421
Interest income from loans provided to others	2,406	1,911	3,589
Total	5,954	6,987	7,010

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Operating lease cost related to lease with related parties
Operating lease cost related to lease with Yuanjing Mingde	18,092	12,133	6,050
Operating lease cost related to lease with Ziroom	175	72	—
Operating lease cost related to lease with brokerage firms	—	35	42
Total	18,267	12,240	6,092

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Operating lease income from related parties
Operating lease income from Suofeiya Shengdu	2,219	3,046	3,895
Total	2,219	3,046	3,895

24. RELATED PARTY TRANSACTIONS (CONTINUED)

(ii)As of December 31, 2023 and 2024, the Group had the following balances with related parties:

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	350,047	337,752
IFM	3,128	4,170
Yuanjing Mingde	7,668	—
Tencent	2,542	3,115
Brokerage firms	20,713	20,074
Others	35,172	14,107
Total	419,270	379,218

Amounts due to related parties
Tencent	35,002	52,645
Ziroom	35,282	27,940
IFM	31,299	39,252
Yuanjing Mingde	17,819	—
Brokerage firms	302,246	271,125
Others	8,702	484
Total	430,350	391,446

As of December 31, 2024, all amounts due from and prepayments to related parties and amounts due to related parties were trade in nature.

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Loan receivables from related parties
Short‑term loans to IFM	15,000	10,000
Short-term loans to others (a)	13,030	8,797
Long-term loans to IFM	27,000	22,360
Long-term loans to others (a)	—	109,050
Total	55,030	150,207
(a)	The balance of loans includes loans the Group provided to entities that the Group has significant influence in, net of allowance for credit loss.

As of December 31, 2024, all loan receivables from related parties were non-trade in nature. In relation to the loans provided to the related parties stated above, the Group charged the related parties based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

24. RELATED PARTY TRANSACTIONS (CONTINUED)

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Operating Leases
Store leases from Yuanjing Mingde	69,391	—
Administrative office leases from brokerage firms	48	7
Total operating lease assets	69,439	7
Operating lease liabilities, current from Yuanjing Mingde	4,509	—
Operating lease liabilities, current from brokerage firms	41	7
Operating lease liabilities, non-current from Yuanjing Mingde	70,940	—
Operating lease liabilities, non-current from brokerage firms	7	—
Total operating lease liabilities	75,497	7

(iii)

On September 5, 2022 Beike Zhaofang (Beijing) Technology Co., Ltd., a wholly-owned subsidiary of the Company, entered into a donation agreement, or the Donation Agreement, with one of our principal shareholder, or the Donator. According to the Donation Agreement, the Donator agreed to donate RMB30 million free of charge during a three-year period to set up a scholarship for Huaqiao Academy run by the Group, or the Huaqiao Scholarship. The Group agreed to manage the Huaqiao Scholarship on behalf of the Donator by solely acting on its instructions. The Huaqiao Scholarship shall only be used to subsidize outstanding students of Huaqiao Academy, who will use the Huaqiao Scholarship to pay the tuition payable to Huaqiao Academy. The Huaqiao Scholarship shall be managed and accounted independently, and shall not be used for any other purpose unless instructed by the Donator, who is responsible for overseeing the use of the donated fund. As of December 31, 2024, accumulated donation payment of RMB30 million was made by the Donator, out of which, RMB10 million payment was made during the year ended December 31, 2024. As of December 31, 2024, RMB2.7 million Huaqiao Scholarship has not been awarded.